STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4%
Advertising - .1%
Lamar Media, Gtd. Notes	3.63	1/15/2031	1,889,000	[a]	1,867,985
Aerospace & Defense - 1.0%
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	7,987,000		8,061,055
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		7,520,645
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	791,000		1,080,749
				16,662,449
Agriculture - .4%
Altria Group, Gtd. Notes	4.80	2/14/2029	247,000		289,370
BAT International Finance, Gtd. Notes	1.67	3/25/2026	1,998,000		2,019,537
Philip Morris International, Sr. Unscd. Notes	1.50	5/1/2025	3,457,000		3,539,833
				5,848,740
Airlines - 1.8%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	392,000		392,000
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,498,500	[a]	1,631,436
American Airlines, Sr. Scd. Notes	5.50	4/20/2026	2,406,000	[a]	2,520,285
American Airlines, Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,193,323
American Airlines Group, Gtd. Notes	5.00	6/1/2022	1,730,000	[a]	1,727,838
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	161,000		168,593
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	241,238		249,370
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,134,806		2,203,873
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	628,836	[a]	678,004
Delta Air Lines, Sr. Scd. Notes	4.50	10/20/2025	719,000	[a]	773,337
Delta Air Lines, Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	2,247,196
JetBlue Pass Through Trust, Sr. Scd. Notes, Ser. 1A	4.00	11/15/2032	7,690,855		8,544,253
United Airlines, Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	436,775
United Airlines, Sr. Scd. Notes	4.63	4/15/2029	511,000	[a]	526,330
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	132,661		137,649
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,002,672		1,092,447

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Airlines - 1.8% (continued)
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,487,340		2,520,189
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,777,042		1,980,511
US Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.38	11/15/2021	1,447,481		1,451,161
				30,474,570
Asset-Backed Certificates - 2.9%
BCC Funding XVII, Ser. 2020-1, Cl. A2	0.91	8/20/2025	1,236,000	[a]	1,240,665
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	5,263,000	[a]	5,337,171
CF Hippolyta, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,428,426	[a]	3,508,454
DB Master Finance, Ser. 2017-1A, Cl. A2I	3.63	11/20/2047	59,985	[a]	60,801
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,515,190	[a]	3,682,019
InStar Leasing III, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,643,579	[a]	1,670,336
ITE Rail Fund Levered, Ser. 2021-1A, Cl. A	2.25	2/28/2051	1,327,231	[a]	1,350,741
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	247,564	[a]	248,225
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	30,640	[a]	30,947
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, 1 Month LIBOR +3.00%	3.09	3/25/2026	3,714,000	[a,b]	3,760,946
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	2.44	4/25/2023	125,000	[a,b]	124,722
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	2.74	8/25/2025	125,000	[a,b]	124,971
Slam, Ser. 2021-1A, Cl. A	2.43	6/15/2046	9,219,806	[a]	9,333,831
SoFi Consumer Loan Program, Ser. 2017-4, Cl. B	3.59	5/26/2026	1,144,255	[a]	1,152,214
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	88,695	[a]	89,854
SoFi Consumer Loan Program Trust, Ser. 2019-4, Cl. A	2.45	8/25/2028	942,748	[a]	947,956
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A	1.68	2/20/2046	6,742,767	[a]	6,746,768
TIF Funding II, Ser. 2021-1A, Cl. A	1.65	2/20/2046	3,559,509	[a]	3,554,523
Upstart Securitization Trust, Ser. 2019-2, Cl. A	2.90	9/20/2029	88,375	[a]	88,484
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	56,562	[a]	56,608
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	872,899	[a]	876,038

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Asset-Backed Certificates - 2.9% (continued)
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,569,205	[a]	4,664,967
				48,651,241
Asset-Backed Certificates/Auto Receivables - .8%
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	961,193		965,671
Exeter Automobile Receivables Trust, Ser. 2021-1A, Cl. A2	0.30	6/15/2023	1,702,201		1,702,389
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,575,681
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,767,621
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,917,430
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	352,011	[a]	355,289
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,263,252	[a]	2,308,625
				12,592,706
Asset-Backed Certificates/Student Loans - .7%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	4,085,439	[a]	4,193,301
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	9,894	[a]	9,937
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	67,973	[a]	68,828
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	817,522	[a]	829,140
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	1,238,158	[a]	1,238,579
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	782,446
SMB Private Education Loan Trust, Ser. 2014-A, Cl. A2B, 1 Month LIBOR +1.15%	1.24	5/15/2026	63,771	[a,b]	63,791
SMB Private Education Loan Trust, Ser. 2015-C, Cl. A2A	2.75	7/15/2027	1,282,674	[a]	1,294,469
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	157,633	[a]	162,554
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	0.84	10/15/2035	89,828	[a,b]	90,249
SoFi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,284,287
				11,017,581
Automobiles & Components - 2.4%
Allison Transmission, Gtd. Notes	3.75	1/30/2031	1,363,000	[a]	1,359,831

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Automobiles & Components - 2.4% (continued)
Daimler Finance North America, Gtd. Notes	0.75	3/1/2024	11,770,000	[a]	11,808,314
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	3,555,000		3,951,311
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,302,000		1,604,324
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,267,180
General Motors, Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,999,791
General Motors Financial, Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		7,897,066
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		4,764,241
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	2,289,000	[a,c]	2,411,198
				40,063,256
Banks - 6.1%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	715,168
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	914,023
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,621,511
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		365,523
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		633,315
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,409,587
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,807,305
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		256,146
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		5,890,455
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,249,596
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[d]	4,085,195
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		3,074,756
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,674,548
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		207,530
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		1,071,263
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		237,734
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,991,276
Credit Suisse Group, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	755,283
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2023	1,977,000	[a]	2,014,893
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,504,270
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a,d]	544,856
HSBC Holdings, Jr. Sub. Notes	4.60	12/17/2030	6,823,000	[d]	7,024,279
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	2,992,000		3,644,944
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,856,887
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		269,870

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Banks - 6.1% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	5,290,000		5,534,095
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,989,785
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,715,825
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	0.97	7/16/2023	3,983,000	[b]	4,008,103
Morgan Stanley, Jr. Sub. Debs., Ser. H, 3 Month LIBOR +3.61%	3.74	10/15/2021	2,710,000	[b,d]	2,720,895
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		8,059,445
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,849,381
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		198,929
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		781,828
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,359,275
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.74	11/29/2023	1,125,000	[b]	1,159,424
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	1.88	10/28/2027	250,000	[b]	264,109
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,362,244
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	6,274,000	[d]	6,517,212
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,217,731
Westpac Banking, Sub. Notes	2.67	11/15/2035	4,651,000		4,650,429
				102,208,923
Beverage Products - .5%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		693,880
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.50	6/1/2050	2,785,000		3,467,578
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	1,385,000		1,724,887
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,311,981
				8,198,326
Building Materials - .8%
CEMEX, Sr. Scd. Notes	3.88	7/11/2031	3,648,000	[a]	3,784,125
CEMEX, Sr. Scd. Notes	5.20	9/17/2030	4,230,000	[a]	4,641,241
CEMEX, Sr. Scd. Notes	7.38	6/5/2027	285,000	[a]	322,919
Masco, Sr. Unscd. Notes	1.50	2/15/2028	3,305,000		3,278,016
Masonite International, Gtd. Notes	3.50	2/15/2030	368,000	[a]	371,360

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Building Materials - .8% (continued)
SRM Escrow Issuer, Sr. Scd. Notes	6.00	11/1/2028	1,552,000	[a]	1,658,871
				14,056,532
Chemicals - 1.3%
Alpek, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	2,410,161
Axalta Coating Systems, Gtd. Notes	4.75	6/15/2027	150,000	[a]	158,546
Braskem Idesa, Sr. Scd. Notes	7.45	11/15/2029	2,904,000	[a]	3,009,764
Braskem Netherlands Finance, Gtd. Notes	4.50	1/31/2030	4,084,000	[a]	4,316,420
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	3,383,000	[a,c]	3,795,303
International Flavors & Fragrances, Sr. Unscd. Notes	1.83	10/15/2027	1,245,000	[a]	1,260,969
Kraton Polymers, Gtd. Notes	4.25	12/15/2025	1,806,000	[a]	1,855,665
Orbia Advance, Gtd. Notes	2.88	5/11/2031	3,896,000	[a]	3,971,972
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	797,543
Trinseo Materials Finance, Gtd. Bonds	5.13	4/1/2029	690,000	[a]	703,617
				22,279,960
Collateralized Loan Obligations Debt - 2.8%
Antares CLO, Ser. 2017-1A, Cl. BR, 3 Month LIBOR +2.00%	2.19	4/20/2033	275,000	[a,b]	275,372
Arbor Realty Commercial Real Estate CLO, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	1.24	6/15/2028	415,000	[a,b]	415,629
Cerberus Loan Funding XXVII CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	1.93	1/15/2032	5,000,000	[a,b]	5,012,940
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1T, 3 Month LIBOR +1.55%	1.71	11/15/2029	1,800,000	[a,b]	1,800,979
Golub Capital Partners CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25%	3.43	5/5/2032	6,030,000	[a,b]	6,027,546
GPMT CLO, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	2.44	2/22/2036	6,132,000	[a,b]	6,131,405
IVY Hill Middle Market Credit Fund XII CLO, Ser. 12A, CI. A2AR, 3 Month LIBOR +1.90%	2.04	7/20/2033	340,000	[a,b]	339,997
IVY Hill Middle Market Credit Fund XVIII CLO, Ser. 18A, Cl. A, 3 Month LIBOR +1.50%	1.68	4/22/2033	7,850,000	[a,b]	7,859,561
KREF CLO, Ser. 2018-FL1, Cl. C, 1 Month LIBOR +2.00%	2.09	6/15/2036	2,062,500	[a,b]	2,071,655
LoanCore Issuer CLO, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	1.22	5/15/2028	34,617	[a,b]	34,617

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Collateralized Loan Obligations Debt - 2.8% (continued)
VCP II CLO, Ser. 2021-2A, Cl. A1, 3 Month LIBOR +1.67%	1.80	4/15/2031	12,500,000	[a,b]	12,485,638
Woodmont CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	2.33	4/20/2032	3,500,500	[a,b]	3,504,522
				45,959,861
Commercial & Professional Services - 1.5%
Ashtead Capital, Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,462,230
Ashtead Capital, Gtd. Notes	4.25	11/1/2029	200,000	[a]	217,250
Atento Luxco 1, Sr. Scd. Notes	8.00	2/10/2026	1,444,000	[a]	1,597,900
Avis Budget Finance, Gtd. Notes	5.38	3/1/2029	3,548,000	[a]	3,694,603
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		936,787
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	3,953,447
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,065,585
Prime Security Services Borrower, Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	2,131,112
StoneCo, Gtd. Notes	3.95	6/16/2028	3,356,000	[a]	3,336,216
Triton Container International, Sr. Scd. Notes	3.15	6/15/2031	4,847,000	[a]	4,958,015
				24,353,145
Commercial Mortgage Pass-Through Certificates - 2.0%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/25/2049	210,391	[a]	212,978
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	12,119,000		12,678,230
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,876,927
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	1.19	7/15/2030	10,155	[a,b]	10,110
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.28	12/10/2049	67,000		67,824
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,776,527
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	714,973
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	904,738
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	0.92	12/22/2069	686,000	[a,b]	686,516
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.28	10/15/2030	540,000	[a]	432,914
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	9/25/2058	3,446,649	[a]	3,455,915
PFP, Ser. 2019-6, Cl. A, 1 Month LIBOR +1.05%	1.14	4/14/2037	1,440,487	[a,b]	1,441,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Commercial Mortgage Pass-Through Certificates - 2.0% (continued)
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	78	[a]	79
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,660,133	[a]	1,701,595
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,431,132		1,440,562
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	1,017,763	[a]	1,033,976
				32,435,628
Consumer Discretionary - .5%
International Game Technology, Sr. Scd. Notes	4.13	4/15/2026	1,550,000	[a]	1,616,720
KB Home, Gtd. Notes	4.00	6/15/2031	4,497,000		4,682,546
Lions Gate Capital Holdings, Gtd. Notes	5.50	4/15/2029	2,511,000	[a]	2,573,863
				8,873,129
Consumer Staples - .2%
Newell Brands, Sr. Unscd. Notes	4.35	4/1/2023	2,703,000		2,832,068
Diversified Financials - .9%
Ally Financial, Gtd. Notes	8.00	11/1/2031	4,581,000		6,671,855
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,889,116
LSEGA Financing, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,987,975
LSEGA Financing, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,770,978
				14,319,924
Energy - 4.8%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	638,474
Diamondback Energy, Gtd. Notes	0.90	3/24/2023	2,485,000		2,485,380
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		560,427
Energy Transfer, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,845,344
Energy Transfer, Sr. Unscd. Notes	4.95	6/15/2028	225,000		262,898
Energy Transfer, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		2,004,935
Energy Transfer, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		1,261,308
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	4,261,000		4,813,187
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		66,151
Global Partners, Gtd. Notes	7.00	8/1/2027	725,000		760,409
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,364,311
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		334,748
Lundin Energy Finance, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	3,018,042
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	392,816

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Energy - 4.8% (continued)
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000		617,347
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		964,862
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000		192,435
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		655,281
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,444,628
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	5,127,000		6,376,883
NGPL PipeCo, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,760,856
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	3,193,393
Parkland, Gtd. Notes	4.50	10/1/2029	4,311,000	[a]	4,440,330
Petrobras Global Finance, Gtd. Notes	5.60	1/3/2031	2,468,000	[c]	2,749,969
Petroleos del Peru, Sr. Unscd. Notes	5.63	6/19/2047	5,412,000	[a]	5,594,655
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		700,786
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	2,835,000		2,427,086
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		208,498
Phillips 66, Gtd. Notes	3.85	4/9/2025	1,636,000		1,801,603
Qatar Petroleum, Sr. Unscd. Notes	2.25	7/12/2031	3,062,000	[a]	3,102,957
Renewable Energy Group, Sr. Scd. Notes	5.88	6/1/2028	217,000	[a]	226,595
SA Global Sukuk, Sr. Unscd. Notes	1.60	6/17/2026	3,029,000	[a]	3,033,813
SA Global Sukuk, Sr. Unscd. Notes	2.69	6/17/2031	3,218,000	[a]	3,304,580
Saudi Arabian Oil, Sr. Unscd. Notes	2.25	11/24/2030	3,988,000	[a]	3,957,093
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,136,000		1,195,981
Targa Resources Partners, Gtd. Notes	5.50	3/1/2030	4,495,000		4,960,907
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		204,771
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,057,934
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,275,940
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,818,670
				80,076,283
Environmental Control - .1%
GFL Environmental, Sr. Scd. Notes	3.50	9/1/2028	1,712,000	[a]	1,719,807
Food Products - 1.8%
Albertsons, Gtd. Notes	3.50	3/15/2029	3,944,000	[a]	3,989,001
Bimbo Bakeries USA, Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	2,895,640
BRF, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a]	1,922,701
JBS Finance Luxembourg, Gtd. Notes	3.63	1/15/2032	1,477,000	[a]	1,488,816
JBS USA Finance, Gtd. Notes	3.75	12/1/2031	368,000	[a]	378,876
Kraft Heinz Foods, Gtd. Notes	5.50	6/1/2050	1,351,000		1,812,790
MARB BondCo, Gtd. Bonds	3.95	1/29/2031	3,199,000	[a,c]	3,113,427
NBM US Holdings, Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,708,724

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Food Products - 1.8% (continued)
SEG Holding, Sr. Scd. Notes	5.63	10/15/2028	382,000	[a]	402,072
The Fresh Market, Sr. Scd. Notes	9.75	5/1/2023	3,742,000	[a]	3,868,760
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		7,196,232
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		292,224
				29,069,263
Foreign Governmental - 1.7%
Colombia, Sr. Unscd. Notes	3.25	4/22/2032	1,166,000		1,142,925
Egypt, Sr. Unscd. Notes	5.88	2/16/2031	2,610,000	[a]	2,519,303
Egypt, Sr. Unscd. Notes	7.63	5/29/2032	1,356,000	[a]	1,435,314
Ghana, Sr. Unscd. Notes	8.63	4/7/2034	2,293,000	[a]	2,322,366
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000	[c]	3,197,368
Morocco, Sr. Unscd. Bonds	3.00	12/15/2032	3,842,000	[a]	3,744,797
Oman, Sr. Unscd. Notes	7.00	1/25/2051	2,310,000	[a]	2,394,925
Peru, Sr. Unscd. Bonds	2.78	1/23/2031	3,733,000		3,756,854
Philippine, Sr. Unscd. Notes	3.20	7/6/2046	2,121,000		2,175,342
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,806,503
Ukraine, Sr. Unscd. Notes	7.25	3/15/2033	2,223,000	[a]	2,298,006
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	1,309,065
				28,102,768
Forest Products & Paper - .4%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	4.20	1/29/2030	1,420,000	[a]	1,550,654
Inversiones CMPC, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	3,377,224
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,581,264
				6,509,142
Health Care - 4.8%
AbbVie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,829,208
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		2,467,269
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,745,940
Alcon Finance, Gtd. Notes	2.60	5/27/2030	4,057,000	[a]	4,219,713
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,707,714
Astrazeneca Finance, Gtd. Notes	1.75	5/28/2028	3,277,000		3,337,399
Bausch Health, Gtd. Notes	5.00	1/30/2028	223,000	[a]	212,965
Bausch Health, Gtd. Notes	5.00	2/15/2029	121,000	[a]	114,501
Bausch Health, Gtd. Notes	5.25	2/15/2031	2,432,000	[a]	2,283,149
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,883,000	[a]	1,774,558
Bausch Health, Gtd. Notes	6.25	2/15/2029	375,000	[a]	373,583
Bausch Health, Sr. Scd. Notes	4.88	6/1/2028	551,000	[a,c]	569,233
Bausch Health, Sr. Scd. Notes	5.75	8/15/2027	2,451,000	[a]	2,587,754
Bayer US Finance II, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	2,195,088
Cigna, Sr. Unscd. Notes	2.38	3/15/2031	7,046,000		7,295,985
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,758,886

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Health Care - 4.8% (continued)
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,611,532
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		2,160,996
CVS Health, Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		2,042,752
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	914,000		1,059,149
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	700,000		934,330
DaVita, Gtd. Notes	3.75	2/15/2031	5,021,000	[a]	4,882,395
Endo Luxembourg Finance, Sr. Scd. Notes	6.13	4/1/2029	1,826,000	[a]	1,817,317
HCRX Investments Holdco, Sr. Unscd. Notes	4.50	8/1/2029	572,000	[a]	584,155
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		272,012
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	410,686
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	200,000	[a,c]	206,250
Royalty Pharma, Gtd. Notes	2.15	9/2/2031	2,258,000		2,226,834
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	4,242,000	[a]	4,228,638
STERIS Irish FinCo Unlimited, Gtd. Notes	2.70	3/15/2031	1,724,000		1,792,161
Takeda Pharmaceutical, Sr. Unscd. Notes	3.18	7/9/2050	2,898,000		3,028,413
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,611,000		1,960,833
Tenet Healthcare, Sr. Scd. Notes	4.63	6/15/2028	419,000	[a]	434,136
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	7.13	1/31/2025	1,621,000		1,782,208
UnitedHealth Group, Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		3,181,973
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,336,415
				79,426,130
Industrial - 1.0%
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,714,725
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	2,342,000		2,648,294
Hillenbrand, Gtd. Notes	3.75	3/1/2031	3,411,000		3,475,502
Penske Truck Leasing, Sr. Unscd. Notes	1.20	11/15/2025	5,970,000	[a]	5,959,503
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	75,212
				16,873,236
Information Technology - .9%
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		1,035,837
Oracle, Sr. Unscd. Notes	3.60	4/1/2040	9,033,000		9,687,696
Vmware, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		3,655,798
				14,379,331
Insurance - 2.8%
Allianz, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,d]	1,670,160

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Insurance - 2.8% (continued)
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		4,196,523
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		5,256,486
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,539,035
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	2,673,000	[a]	2,875,010
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	240,144
MetLife, Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	9,734,947
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,968,654
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	153,757
Principal Financial Group, Gtd. Bonds, 3 Month LIBOR +3.04%	3.20	5/15/2055	3,110,000	[b]	3,121,693
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,657,485
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		312,409
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		3,108,513
				46,834,816
Internet Software & Services - 1.2%
Amazon.com, Sr. Unscd. Notes	2.10	5/12/2031	15,649,000		16,184,992
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	2,883,000		3,569,385
Cablevision Lightpath, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	199,176
				19,953,553
Materials - .4%
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a]	799,989
Berry Global, Sr. Scd. Notes	0.95	2/15/2024	6,604,000	[a]	6,628,765
				7,428,754
Media - 2.8%
AMC Networks, Gtd. Notes	4.25	2/15/2029	6,494,000		6,502,345
CCO Holdings, Sr. Unscd. Notes	4.25	2/1/2031	398,000	[a]	411,142
CCO Holdings, Sr. Unscd. Notes	4.50	8/15/2030	5,980,000	[a]	6,286,475
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,793,638
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	4,289,000		5,553,940
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		64,033
CSC Holdings, Gtd. Notes	3.38	2/15/2031	2,801,000	[a]	2,664,661
CSC Holdings, Gtd. Notes	4.13	12/1/2030	1,875,000	[a]	1,882,275
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,662,851
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,365,625
Radiate Holdco, Sr. Scd. Notes	4.50	9/15/2026	488,000	[a]	505,695
Scripps Escrow II, Sr. Scd. Notes	3.88	1/15/2029	266,000	[a]	266,464
Sirius XM Radio, Gtd. Notes	4.00	7/15/2028	2,276,000	[a]	2,350,937

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Media - 2.8% (continued)
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,315,913
UPC Broadband Finco, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	4,851,650
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		2,950,806
ViacomCBS, Sr. Unscd. Notes	4.20	5/19/2032	2,657,000		3,113,476
Virgin Media Finance, Gtd. Notes	5.00	7/15/2030	397,000	[a]	404,444
				46,946,370
Metals & Mining - 1.3%
Anglo American Capital, Gtd. Notes	2.63	9/10/2030	3,251,000	[a]	3,337,756
AngloGold Ashanti Holdings, Gtd. Notes	3.75	10/1/2030	2,163,000		2,261,417
Cleveland-Cliffs, Gtd. Notes	4.63	3/1/2029	2,216,000	[a,c]	2,354,733
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes	3.15	1/15/2051	2,174,000	[a]	2,095,945
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,285,651
IAMGOLD, Gtd. Notes	5.75	10/15/2028	2,809,000	[a]	2,895,559
Newcrest Finance, Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,274,213
Teck Resources, Sr. Unscd. Notes	6.13	10/1/2035	3,096,000		4,053,742
Vale Overseas, Gtd. Notes	6.88	11/21/2036	1,975,000		2,758,097
				22,317,113
Municipal Securities - .5%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		6,023,064
California, GO (Build America Bonds)	7.55	4/1/2039	270,000		469,093
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,358,942
				7,851,099
Real Estate - 2.1%
Crown Castle International, Sr. Unscd. Notes	1.05	7/15/2026	15,830,000		15,633,259
Iron Mountain, Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,977,308
Iron Mountain, Gtd. Notes	5.00	7/15/2028	312,000	[a]	324,723
Iron Mountain, Gtd. Notes	5.25	7/15/2030	1,816,000	[a]	1,937,445
Ladder Capital Finance Holdings, Gtd. Notes	4.75	6/15/2029	1,347,000	[a]	1,343,633
Realogy Group, Gtd. Notes	5.75	1/15/2029	1,963,000	[a]	2,061,199
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	9,993,426
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,237,837
WEA Finance, Gtd. Notes	4.63	9/20/2048	148,000	[a]	163,568
				35,672,398
Retailing - .1%
Macy's Retail Holdings, Gtd. Notes	5.88	4/1/2029	529,000	[a]	558,717
Murphy Oil USA, Gtd. Notes	3.75	2/15/2031	643,000	[a]	642,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Retailing - .1% (continued)
Superior Plus, Gtd. Notes	4.50	3/15/2029	665,000	[a]	685,046
				1,886,027
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	1,167,392
Broadcom, Gtd. Notes	4.15	11/15/2030	7,264,000		8,245,067
Broadcom, Gtd. Notes	4.75	4/15/2029	6,329,000		7,440,783
Broadcom, Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	6,369,148
NXP Funding, Gtd. Notes	3.88	9/1/2022	448,000	[a]	463,702
NXP Funding, Gtd. Notes	4.30	6/18/2029	1,708,000	[a]	1,986,658
				25,672,750
Technology Hardware & Equipment - 1.2%
Dell International, Sr. Scd. Notes	5.85	7/15/2025	1,233,000		1,452,293
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000		1,523,536
Dell International, Sr. Scd. Notes	8.35	7/15/2046	2,224,000		3,652,651
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		936,314
HP, Sr. Unscd. Notes	1.45	6/17/2026	11,797,000	[a]	11,799,959
Seagate HDD Cayman, Gtd. Notes	3.13	7/15/2029	1,303,000	[a]	1,278,790
				20,643,543
Telecommunication Services - 3.2%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,336,429
AT&T, Sr. Unscd. Notes	3.55	9/15/2055	16,331,000	[a]	16,908,219
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		4,293,774
Frontier Communications Holdings, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,316,407
Frontier Communications Holdings, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	177,691
Kenbourne Invest, Gtd. Notes	4.70	1/22/2028	3,072,000	[a]	3,094,364
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,093,957
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,269,917
T-Mobile USA, Gtd. Notes	3.38	4/15/2029	7,306,000		7,617,382
Verizon Communications, Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		3,129,983
Verizon Communications, Sr. Unscd. Notes	3.55	3/22/2051	4,435,000		4,840,726
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,369,138
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	953,000		1,250,269
Vodafone Group, Sr. Unscd. Notes	4.88	6/19/2049	4,068,000		5,198,488
				53,896,744
Transportation - .3%
Hidrovias International Finance, Sr. Unscd. Notes	4.95	2/8/2031	1,013,000	[a]	1,030,616
Simpar Europe, Gtd. Notes	5.20	1/26/2031	3,614,000	[a]	3,695,207

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Transportation - .3% (continued)
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	98,000		115,573
				4,841,396
U.S. Government Agencies Collateralized Mortgage Obligations - .7%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	11,279,159	[e]	11,374,087
U.S. Government Agencies Mortgage-Backed - 11.7%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036			14,081,181	[e]	14,361,249
2.00%, 9/1/2050			10,129,635	[e]	10,339,655
2.50%, 7/1/2050			4,892,324	[e]	5,178,560
3.00%, 9/1/2047-3/1/2050			11,094,364	[e]	11,696,335
3.50%, 8/1/2046			5,432,190	[e]	5,952,833
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			24,845,692	[e]	25,095,694
2.00%, 7/1/2050-9/1/2050			8,696,814	[e]	8,877,126
2.50%, 9/1/2050-4/1/2051			13,114,487	[e]	13,676,634
3.00%, 10/1/2030-11/1/2049			26,798,529	[e]	28,355,662
3.50%, 5/1/2045-12/1/2047			17,992,870	[e]	19,477,081
4.50%, 8/1/2048-1/1/2049			7,622,742	[e]	8,260,579
Government National Mortgage Association II:
2.00%, 10/20/2050			9,479,490		9,717,824
2.50%, 11/20/2046-10/20/2050			16,021,418		16,676,940
3.00%, 8/20/2046-12/20/2048			10,531,216		11,119,723
4.00%, 1/20/2048			1,475,638		1,572,239
4.50%, 7/20/2048			3,093,405		3,324,180
				193,682,314
U.S. Treasury Securities - 21.7%
U.S. Treasury Bonds	1.13	5/15/2040	67,441,500		60,278,475
U.S. Treasury Bonds	1.25	5/15/2050	5,820,000		4,955,866
U.S. Treasury Bonds	1.38	8/15/2050	25,891,100		22,748,770
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		5,933,538
U.S. Treasury Bonds	1.88	2/15/2041	2,555,000		2,584,542
U.S. Treasury Bonds	1.88	2/15/2051	51,242,600	[c]	50,894,310
U.S. Treasury Bonds	2.38	5/15/2051	1,478,100	[c]	1,640,114
U.S. Treasury Bonds	3.13	2/15/2042	61,451,500		75,580,544
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.06%	0.11	7/31/2022	30,465,000	[b]	30,480,527
U.S. Treasury Notes	0.50	6/30/2027	5,149,900		5,049,517
U.S. Treasury Notes	0.50	8/31/2027	2,473,000		2,418,807
U.S. Treasury Notes	0.75	3/31/2026	1,400,000		1,406,508
U.S. Treasury Notes	0.75	5/31/2026	1,985,000		1,991,979
U.S. Treasury Notes	0.88	11/15/2030	1,535,000	[c]	1,490,749
U.S. Treasury Notes	1.13	2/15/2031	17,437,100	[c]	17,288,612

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Treasury Securities - 21.7% (continued)
U.S. Treasury Notes	1.25	5/31/2028	12,575,000		12,800,957
U.S. Treasury Notes	1.25	3/31/2028	4,091,100		4,167,808
U.S. Treasury Notes	1.63	9/30/2026	3,134,100		3,277,950
U.S. Treasury Notes	1.63	5/15/2031	32,302,800		33,491,442
U.S. Treasury Notes	2.38	4/30/2026	20,143,700		21,761,491
U.S. Treasury Notes	2.38	8/15/2024	659,800		700,161
				360,942,667
Utilities - 4.7%
AES Andes, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,968,306
AES Panama Generation Holdings, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	2,107,702
Ameren, Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,966,263
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		5,403,427
Baltimore Gas & Electric, Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		5,177,296
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,979,843
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		107,441
CMS Energy, Jr. Sub. Notes	3.75	12/1/2050	1,186,000	[c]	1,214,523
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		2,056,964
Consorcio Transmantaro, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a]	821,984
Consumers Energy, First Mortgage Bonds	2.50	5/1/2060	2,474,000		2,329,906
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		387,901
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		5,152,646
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[d]	4,433,203
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,583,740
Entergy, Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,823,997
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		208,766
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		99,997
Exelon, Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		6,746,851
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		447,349
FirstEnergy, Sr. Unscd. Notes, Ser. C	5.60	7/15/2047	1,379,000		1,736,309
IPALCO Enterprises, Sr. Scd. Notes	4.25	5/1/2030	1,814,000		2,069,234
Jersey Central Power & Light, Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,896,146
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,513,684
Light Servicos de Eletricidade/Light Energia, Gtd. Notes	4.38	6/18/2026	4,082,000	[a]	4,150,578

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Utilities - 4.7% (continued)
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,721,586
NiSource, Jr. Sub. Bonds	5.65	6/15/2023	134,000	[d]	140,868
NiSource, Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,453,768
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	2,060,000		2,006,410
Pacific Gas & Electric, First Mortgage Bonds	3.50	8/1/2050	2,598,000		2,329,407
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,630,045
Puget Energy, Sr. Scd. Notes	2.38	6/15/2028	1,709,000	[a]	1,747,764
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	2,151,641
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		818,056
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		112,540
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		256,106
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	162,764
				77,915,011
Total Bonds and Notes (cost $1,570,496,321)			1,636,710,626
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $24,782,396)	0.05		24,782,396	[f]	24,782,396

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $18,096,726)	0.01		18,096,726	[f]	18,096,726
Total Investments (cost $1,613,375,443)			101.0%	1,679,589,748
Liabilities, Less Cash and Receivables			(1.0%)	(16,752,338)
Net Assets			100.0%	1,662,837,410

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $492,548,055 or 29.62% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $85,161,513 and the value of the collateral was $87,324,507, consisting of cash collateral of $18,096,726 and U.S. Government & Agency securities valued at $69,227,781.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed Securities	-	72,261,528	-	72,261,528
Collateralized Loan Obligations	-	45,959,861	-	45,959,861
Commercial Mortgage-Backed	-	32,435,628	-	32,435,628
Corporate Bonds	-	884,100,674	-	884,100,674
Foreign Governmental	-	28,102,768	-	28,102,768
Investment Companies	42,879,122	-	-	42,879,122
Municipal Securities	-	7,851,099	-	7,851,099
U.S. Government Agencies Collateralized Mortgage Obligations	-	11,374,087	-	11,374,087
U.S. Government Agencies Mortgage-Backed	-	193,682,314	-	193,682,314
U.S. Treasury Securities	-	360,942,667	-	360,942,667
Other Financial Instruments:
Futures††	1,114,351	-	-	1,114,351
Liabilities ($)
Other Financial Instruments:
Futures††	(13,633,521)	-	-	(13,633,521)

† See Statement of Investments for additional detailed categorizations, if any.

† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	176	9/21/2021	23,665,554	23,663,751	(1,803)
U.S. Treasury Long Bond	163	9/21/2021	25,734,805	26,849,156	1,114,351
Futures Short
U.S. Treasury 5 Year Notes	60	9/30/2021	7,406,622	7,466,719	(60,097)
U.S. Treasury Ultra Long Bond	553	9/21/2021	101,818,847	110,340,781	(8,521,934)
Ultra 10 Year U.S. Treasury Notes	1,010	9/21/2021	146,702,813	151,752,500	(5,049,687)
Gross Unrealized Appreciation				1,114,351
Gross Unrealized Depreciation				(13,633,521)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2021, accumulated net unrealized appreciation on investments was $66,214,305, consisting of $72,589,877 gross unrealized appreciation and $6,375,572 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.